EARNINGS/ (LOSS) PER ADS (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS/ (LOSS) PER ADS
Schedule of Basic and diluted earnings per ADS

	For the years ended December 31,
	2020	2021	2022
Numerator:
Net income/(loss)	$2,155,987	$6,614,460	$(4,548,156)
Less: Net income/(loss) attributed to noncontrolling interests	(622,668)	(247,413)	123,545
Total net income/(loss) attributed to Emeren Group Ltd	$2,778,655	$6,861,873	$(4,671,701)

Numerator for diluted income/(loss) per ADS	2,778,655	6,861,873	(4,671,701)

Denominator:
Denominator for basic earnings (loss) per ADS - weighted average number of ADS outstanding*	49,166,354	68,906,139	64,924,455
Dilutive effects of share options*	622,068	934,499	—
Denominator for diluted calculation - weighted average number of ADS outstanding*	49,788,422	69,840,638	64,924,455

Basic earnings (loss) per ADS	0.06	0.10	(0.07)
Diluted earnings (loss) per ADS	0.06	0.10	(0.07)
*	All shares are converted to ADS, each ADS represents 10 common shares

Schedule of the computation of diluted net earnings/(loss) per share for the periods presented because including them would have been anti-dilutive

	For the years ended December 31,
	2020	2021	2022
Share options	7,304,020	—	5,441,650